NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO
LARGE CAP EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The Portfolio seeks to provide long-term capital appreciation with income a secondary consideration.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO Class A
Shareholder Fees (fees paid directly from your investment)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO Class A
Management Fees		0.75%
Distribution (12b-1) Fees		none
Other Expenses		1.26%
Administration Fees		0.10%
Other Operating Expenses		1.16%
Total Annual Portfolio Operating Expenses		2.01%
Fee Waiver and/or Expense Reimbursement	[1]	(1.25%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.76%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2013. After this date, NTI or the Portfolio may terminate the contractual arrangements. The Portfolio's Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Portfolio and its shareholders.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO Class A	78	509	967	2,237

PORTFOLIO TURNOVER.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 67.02% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalizations are, at the time the Portfolio makes an investment, within the range of the market capitalization of the companies in the S&P 500 Index, but not below $5 billion in market capitalization. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of December 31, 2011, the market capitalization of the companies in the S&P 500 Index was between $1.2 billion and $406.3 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in the S&P 500 Index. The Portfolio is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Investment Adviser’s criteria discussed below.

Using fundamental research and quantitative analysis, the investment management team buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio. In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

■	Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;
■	Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;
■	Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and
■	Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

Standard & Poor’s® Rating Service does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Large Cap Equity Portfolio and is not affiliated with the Portfolio in any way.

PRINCIPAL RISKS
MARKET RISK is the risk that the value of equity securities owned by the Portfolio may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.
MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.
As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing (A) changes in the performance of the Portfolio’s Class A Shares from year to year, and (B) how the average annual total returns of the Portfolio’s Class A Shares compare to those of a broad-based securities market index.

On July 31, 2010, the Portfolio changed its principal investment strategy from investing, under normal circumstances, at least 65% of its net assets in equity securities to investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies and changed its name from the Diversified Growth Portfolio to the Large Cap Equity Portfolio. The performance shown prior to that date represents the performance of the Portfolio’s prior investment strategy.

The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s Web site at www.northernfunds.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (CLASS A)*

* For the periods shown in the bar chart above, the highest quarterly return was 17.92% in the third quarter of 2009, and the lowest quarterly return was (19.51)% in the fourth quarter of 2008.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns NORTHERN INSTITUTIONAL LARGE CAP EQUITY PORTFOLIO	Inception Date	1-Year	5-Year	10-Year	Since Inception
Return before taxes Class A	Jan. 11, 1993	(2.30%)	(0.34%)	1.87%	6.01%
Return after taxes on distributions Class A		(2.82%)	(1.03%)	1.16%	4.18%
Return after taxes on distributions and sale of Portfolio shares Class A		(1.00%)	(0.52%)	1.41%	4.63%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	2.92%	7.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.